INVENTORIES AND DEFERRED COSTS (Inventories and Deferred Costs) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES AND DEFERRED COSTS [Abstract]
Raw materials	$ 31,886,890	$ 20,560,078
Work in progress	18,232,622	5,504,571
Finished goods	78,638,816	67,157,355
Total inventories	128,758,328	93,222,004
Deferred costs	16,111,647	64,689,930
Total inventories and deferred costs	$ 144,869,975	$ 157,911,934